UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22957

Invesco Management Trust

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 8/31

Date of reporting period: 2/28/2019

Item 1. Report to Stockholders.

Semi-Annual Report to Shareholders	February 28, 2019
Invesco Conservative Income Fund Nasdaq: A: ICIVX ∎ Institutional: ICIFX

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
16	Financial Statements
19	Notes to Financial Statements
23	Financial Highlights
24	Fund Expenses

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes
Cumulative total returns, 8/31/18 to 2/28/19
Class A Shares	1.13%
Institutional Class Shares	1.28
ICE BofAML US Treasury Bill Index▼ (Broad Market/Style-Specific Index)	1.13
Lipper Ultra Short Obligations Funds Index∎ (Peer Group Index)	1.18
Source(s): ▼Bloomberg L.P.; ∎Lipper Inc.

The ICE BofAML US Treasury Bill Index tracks the performance of US dollar denominated US Treasury bills publicly issued in the US domestic market.
The Lipper Ultra Short Obligation Funds Index is an unmanaged index considered representative of ultra-short funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 2/28/19
Class A Shares
Inception	1.12%
1 Year	2.39
Institutional Class Shares
Inception (7/1/14)	1.23%
1 Year	2.50

Class A shares incepted on April 2, 2018. Performance shown prior to that date is that of institutional Class shares restated to reflect the higher 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions and changes in net asset value unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Average Annual Total Returns
As of 12/31/18, the most recent calendar quarter end
Class A Shares
Inception	1.04%
1 Year	2.01
Institutional Class Shares
Inception (7/1/14)	1.13%
1 Year	2.01

The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A and Institutional Class shares was 0.40% and 0.30%. The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A and Institutional Class shares was 0.47% and 0.36%. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A and Institutional Class shares do not have a front-end sales charge or a contingent deferred sales charge; therefore, performance is at net asset value.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1  Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2020. See current prospectus for more information.

2	Invesco Conservative Income Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Andrew Schlossberg

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

Philip Taylor, whose messages to shareholders have appeared here for the last 13 years, transitioned to a senior advisory role on March 1, prior to his retirement at the end of the year, and I assumed his role as Head of the Americas and Senior Managing Director, Invesco Ltd. All of us at Invesco are indebted to Phil for his many years of dedicated service to the company and to its funds’ shareholders. I’m excited about this new opportunity, and I look forward to communicating with fund shareholders going forward.

Our website, invesco.com/us, offers a wide range of market insights and investment perspectives.

On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.” For questions about your account, contact an Invesco client services representative at 800 959 4246.

All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Andrew Schlossberg
Head of the Americas,
Senior Managing Director, Invesco Ltd.

3	Invesco Conservative Income Fund

Schedule of Investments

February 28, 2019

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper-47.49%(a)

Aerospace & Defense-0.97%

Northrop Grumman Corp.	2.97%	05/01/2019	$5,100	$5,075,407
Northrop Grumman Corp.	2.92%	05/22/2019	15,000	14,901,230
				19,976,637

Automotive Retail-1.76%

AutoNation, Inc.(b)	2.90%	03/14/2019	15,500	15,481,730
AutoZone, Inc.(b)	2.77%	03/13/2019	15,000	14,985,608
AutoZone, Inc.(b)	2.73%	03/21/2019	6,000	5,990,504
				36,457,842

Brewers-0.88%

Anheuser-Busch InBev Worldwide, Inc.(b)	2.81%	03/06/2019	12,000	11,994,834
Anheuser-Busch InBev Worldwide, Inc.(b)	2.88%	05/15/2019	6,321	6,284,757
				18,279,591

Broadcasting-0.57%

Cox Enterprises, Inc.(b)	2.70%	03/06/2019	11,800	11,794,781

Commodity Chemicals-0.87%

Cabot Corp.(b)	2.68%	03/18/2019	18,000	17,975,853

Consumer Finance-1.04%

Ford Motor Credit Co., LLC(b)	3.09%	04/01/2019	3,000	2,991,739
Ford Motor Credit Co., LLC(b)	3.12%	04/12/2019	2,000	1,992,566
General Motors Financial Co. Inc.(b)	3.01%	04/01/2019	3,300	3,291,177
Nissan Motor Acceptance Corp.(b)	2.84%	05/13/2019	11,300	11,241,605
VW Credit, Inc.(b)	3.32%	07/08/2019	2,000	1,978,853
				21,495,940

Data Processing & Outsourced Services-1.21%

Fidelity National Information Services, Inc.(b)	2.86%	03/07/2019	15,000	14,992,314
Fidelity National Information Services, Inc.(b)	2.77%	03/13/2019	10,000	9,990,438
				24,982,752

Distillers & Vintners-0.55%

Constellation Brands, Inc.(b)	2.91%	03/14/2019	4,300	4,294,931
Constellation Brands, Inc.(b)	2.91%	03/20/2019	7,000	6,988,170
				11,283,101

Diversified Banks-4.71%

Banco Santander S.A.	3.02%	09/03/2019	10,000	9,857,620
Banco Santander S.A.	2.77%	04/09/2019	11,900	11,867,011
Barclays Bank PLC (United Kingdom)	2.88%	04/01/2019	10,000	9,977,964
BPCE SA (France)(b)	2.79%	03/20/2019	6,000	5,992,057
Canadian Imperial Holdings, Inc.	2.95%	07/26/2019	9,800	9,694,282
HSBC Bank PLC (United Kingdom) (1 mo. USD LIBOR + 0.46%)(b)(c)	2.94%	03/27/2019	5,000	5,001,840
Industrial & Commercial Bank of China Ltd.(b)	3.17%	06/28/2019	10,000	9,907,500
JP Morgan Securities LLC	3.02%	09/27/2019	15,000	14,760,075
National Australia Bank Ltd. (Australia) (1 mo. USD LIBOR + 0.17%)(b)(c)	2.65%	05/17/2019	2,700	2,700,759
Societe Generale S.A. (France)	2.89%	08/26/2019	10,000	9,868,982

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks-(continued)

Societe Generale S.A. (France)	3.08%	08/02/2019	$3,000	$2,966,496
Toronto-Dominion Bank (The) (Canada)(b)	3.08%	10/18/2019	4,950	4,867,315
				97,461,901

Diversified Capital Markets-0.48%

Macquarie Bank Ltd. (Australia)(b)	3.01%	08/01/2019	10,000	9,886,211

Diversified Metals & Mining-0.92%

Glencore Funding LLC(b)	2.93%	03/11/2019	9,000	8,992,561
Glencore Funding LLC(b)	2.92%	03/07/2019	10,000	9,994,760
				18,987,321

Drug Retail-1.05%

Walgreens Boots Alliance, Inc.	3.33%	07/22/2019	10,000	9,882,120
Walgreens Boots Alliance, Inc.	3.36%	07/29/2019	12,000	11,851,215
				21,733,335

Electric Utilities-3.57%

Duke Energy Corp.(b)	2.81%	03/21/2019	10,900	10,882,750
Duke Energy Corp.(b)	2.76%	04/03/2019	8,000	7,979,351
Entergy Corp.(b)	3.12%	04/16/2019	3,800	3,785,866
Entergy Corp.(b)	2.87%	04/26/2019	15,000	14,931,861
Entergy Corp.(b)	2.87%	05/07/2019	3,800	3,779,285
NextEra Energy Capital Holdings, Inc.(b)	2.91%	04/24/2019	15,100	15,035,821
NextEra Energy Capital Holdings, Inc.(b)	2.89%	04/23/2019	584	581,565
Oncor Electric Delivery Co. LLC(b)	2.71%	03/21/2019	17,000	16,973,096
				73,949,595

Electronic Components-0.58%

Amphenol Corp.(b)	2.60%	03/01/2019	12,000	11,999,141

Health Care Equipment-0.92%

Boston Scientific Corp.(b)	3.01%	03/25/2019	18,400	18,365,270
Boston Scientific Corp.(b)	2.96%	04/01/2019	700	698,302
				19,063,572

Health Care Services-0.72%

Cigna Corp.	2.97%	05/06/2019	15,000	14,921,442

Home Improvement Retail-0.60%

Lowe’s Cos., Inc.	2.76%	03/08/2019	12,500	12,492,675

Hotels, Resorts & Cruise Lines-1.69%

Marriott International, Inc.(b)	2.81%	04/05/2019	6,000	5,983,578
Marriott International, Inc.(b)	2.77%	04/16/2019	11,300	11,259,282
Royal Caribbean Cruises Ltd.(b)	3.03%	03/08/2019	5,000	4,997,070
Royal Caribbean Cruises Ltd.(b)	3.05%	03/13/2019	7,000	6,993,307
Royal Caribbean Cruises Ltd.(b)	3.01%	04/12/2019	5,700	5,681,141
				34,914,378

Industrial Machinery-0.30%

Pentair Finance Sarl (Luxembourg)(b)	3.05%	03/12/2019	4,400	4,395,565
Pentair Finance Sarl (Luxembourg)(b)	3.06%	03/20/2019	1,750	1,747,042
				6,142,607

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Integrated Oil & Gas-1.11%

Suncor Energy, Inc. (Canada)(b)	3.15%	04/04/2019	$10,000	$9,973,410
Suncor Energy, Inc. (Canada)(b)	3.13%	04/15/2019	13,000	12,954,186
				22,927,596

Integrated Telecommunication Services-2.15%

AT&T, Inc.(b)	2.96%	05/28/2019	5,000	4,963,881
AT&T, Inc.(b)	3.12%	03/15/2019	10,000	9,988,950
AT&T, Inc.(b)	3.18%	06/24/2019	10,000	9,905,750
Bell Canada, Inc. (Canada)(b)	2.91%	05/06/2019	9,700	9,649,922
Bell Canada, Inc. (Canada)(b)	2.79%	04/22/2019	10,000	9,959,499
				44,468,002

Managed Health Care-1.58%

CommonSpirit Health	3.53%	04/02/2019	5,000	4,988,720
CommonSpirit Health	3.53%	04/17/2019	16,875	16,818,953
Humana Inc.(b)	2.85%	03/26/2019	11,000	10,977,120
				32,784,793

Multi-Utilities-1.76%

CenterPoint Energy, Inc.(b)	2.81%	03/08/2019	18,500	18,489,315
CenterPoint Energy, Inc.(b)	2.76%	04/09/2019	3,600	3,589,072
NiSource Inc.(b)	2.77%	04/22/2019	14,400	14,341,149
				36,419,536

Oil & Gas Equipment & Services-0.61%

Schlumberger Holdings Corp.(b)	2.99%	03/14/2019	12,600	12,586,863

Oil & Gas Exploration & Production-0.96%

Canadian Natural Resources Ltd. (Canada)(b)	2.71%	03/25/2019	20,000	19,960,028

Oil & Gas Storage & Transportation-3.88%

Enable Midstream Partners L.P.(b)	2.90%	03/04/2019	10,000	9,996,673
Enable Midstream Partners L.P.(b)	2.90%	03/01/2019	3,000	2,999,751
Enable Midstream Partners L.P.(b)	3.21%	03/18/2019	5,000	4,992,403
Enbridge US, Inc.(b)	2.76%	03/05/2019	5,000	4,998,176
Enbridge US, Inc.(b)	2.76%	03/07/2019	10,000	9,994,876
Enbridge US, Inc.(b)	2.87%	05/10/2019	2,000	1,988,861
Enterprise Products Operating LLC(b)	2.76%	03/05/2019	12,000	11,995,622
ETP Legacy L.P.(b)	3.05%-3.42%	03/04/2019	13,300	13,295,576
ONEOK, Inc.(b)	2.80%	03/05/2019	10,000	9,996,072
ONEOK, Inc.(b)	2.90%	03/04/2019	10,000	9,996,862
				80,254,872

Other Diversified Financial Services-1.76%

Hitachi Capital America Corp.	2.81%	03/14/2019	6,600	6,593,173
Starbird Funding Corp.(b)	2.99%	06/03/2019	10,000	9,929,067
White Plains Capital Co., LLC(b)	3.09%	05/22/2019	10,000	9,933,876
White Plains Capital Co., LLC(b)	2.92%	04/09/2019	10,000	9,968,978
				36,425,094

Packaged Foods & Meats-2.13%

Mondelez International, Inc.(b)	3.04%	03/01/2019	5,000	4,999,637
Mondelez International, Inc.(b)	3.10%	03/22/2019	18,000	17,970,146

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Packaged Foods & Meats-(continued)

Smithfield Foods, Inc.(b)	3.32%-3.33%	03/04/2019	$21,000	$20,993,294
				43,963,077

Paper Packaging-1.45%

Bemis Co. Inc.(b)	2.75%	03/01/2019	15,000	14,998,912
International Paper Co.(b)	2.73%	03/18/2019	15,000	14,979,832
				29,978,744

Pharmaceuticals-0.55%

AstraZeneca PLC (United Kingdom)(b)	2.94%	05/21/2019	11,500	11,427,363

Soft Drinks-0.82%

Keurig Dr Pepper, Inc.(b)	2.82%	03/22/2019	17,000	16,971,773

Specialized Finance-3.70%

Aviation Capital Group LLC(b)	2.76%	03/08/2019	15,000	14,991,143
Cancara Asset Securitisation LLC	2.94%	05/08/2019	13,000	12,936,213
Chesham Finance LLC(b)	2.99%	06/03/2019	6,845	6,798,000
Crown Point Capital Co., LLC	2.97%	04/30/2019	5,200	5,203,617
Mountcliff Funding LLC(b)	2.84%	04/04/2019	12,000	11,970,985
Salisbury Receivables Co. LLC(b)	3.02%	10/18/2019	15,000	14,712,547
Sheffield Receivables Co., LLC(b)	3.00%	06/24/2019	10,000	9,913,516
				76,526,021

Specialty Chemicals-0.58%

Sherwin-Williams Co. (The)(b)	2.81%	03/26/2019	12,000	11,978,767

Technology Distributors-0.48%

Arrow Electronics, Inc.(b)	3.01%	03/08/2019	10,000	9,993,313

Water Utilities-0.58%

American Water Capital Corp.(b)	2.82%	04/23/2019	12,000	11,950,446
Total Commercial Paper (Cost $982,224,863)				982,414,963

Bonds & Notes-37.13%(d)

Aerospace & Defense-0.08%

United Technologies Corp.; Sr. Unsec. Floating Rate Global Notes (3 mo. USD LIBOR + 0.65%)(c)	3.33%	08/16/2021	1,718	1,718,468

Automobile Manufacturers-0.63%

American Honda Finance Corp.; Sr. Unsec. Floating Rate Global Medium-Term Notes (3 mo. USD LIBOR + 0.47%)(c)	3.26%	01/08/2021	8,667	8,690,955
Volkswagen Group of America Finance LLC (Germany); Sr. Unsec. Gtd. Floating Rate Notes (3 mo. USD LIBOR + 0.77%)(b)(c)	3.46%	11/13/2020	4,229	4,237,319
				12,928,274

Cable & Satellite-0.73%

Comcast Corp.; Sr. Unsec. Gtd. Global Notes	3.30%	10/01/2020	15,000	15,103,240

Consumer Finance-2.20%

American Express Co.;
Sr. Unsec. Floating Rate Global Notes (3 mo. USD LIBOR + 0.33%)(c)	3.08%	10/30/2020	3,000	3,000,250
Sr. Unsec. Floating Rate Global Notes (3 mo. USD LIBOR + 0.53%)(c)	3.17%	05/17/2021	4,117	4,123,600
Sr. Unsec. Floating Rate Global Notes (3 mo. USD LIBOR + 0.60%)(c)	3.33%	11/05/2021	10,000	10,021,213

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Consumer Finance-(continued)

American Express Credit Corp.;
Sr. Unsec. Medium-Term Floating Rate Notes (3 mo. USD LIBOR + 0.33%)(c)	3.07%	05/03/2019	$1,000	$1,000,322
Sr. Unsec. Medium-Term Floating Rate Notes (3 mo. USD LIBOR + 0.43%)(c)	3.17%	03/03/2020	1,000	1,002,407
Hyundai Capital America; Sr. Unsec. Floating Rate Notes (3 mo. USD LIBOR + 0.94%)(b)(c)	3.74%	07/08/2021	5,000	4,996,958
Nissan Motor Acceptance Corp.;
Sr. Unsec. Unsub. Notes(b)	2.25%	01/13/2020	6,500	6,445,157
Sr. Unsec. Floating Rate Notes (3 mo. USD LIBOR + 0.39%)(b)(c)	3.20%	09/28/2020	1,000	993,726
Toyota Motor Credit Corp.;
Sr. Unsec. Unsub. Medium-Term Global Notes	2.20%	01/10/2020	8,000	7,964,622
Sr. Unsec. Unsub. Medium-Term Notes	2.60%	01/11/2022	6,000	5,954,661
				45,502,916

Data Processing & Outsourced Services-0.21%

Visa, Inc.; Sr. Unsec. Unsub. Global Notes	2.20%	12/14/2020	4,424	4,385,975

Diversified Banks-17.88%

ABN AMRO Bank N.V. (Netherlands);
Sr. Unsec. Floating Rate Notes (3 mo. USD LIBOR + 0.41%)(b)(c)	3.17%	01/19/2021	7,143	7,143,636
Sr. Unsec. Floating Rate Notes (3 mo. USD LIBOR + 0.57%)(b)(c)	3.26%	08/27/2021	3,221	3,223,973
ANZ New Zealand International Ltd. (New Zealand); Sr. Unsec. Unsub. Gtd. Notes(b)	2.85%	08/06/2020	10,000	9,981,409
Australia & New Zealand Banking Group Ltd. (Australia);
Sr. Unsec. Floating Rate Notes (3 mo. USD LIBOR + 0.32%)(b)(c)	2.92%	11/09/2020	5,000	5,004,806
Sr. Unsec. Notes	3.30%	05/17/2021	6,000	6,026,106
Sr. Unsec. Floating Rate Notes (3 mo. USD LIBOR + 0.66%)(b)(c)	3.48%	09/23/2019	1,000	1,003,744
Bank of America Corp.; Sr. Unsec. Medium-Term Notes	2.25%	04/21/2020	10,000	9,933,089
Bank of America N.A.; Sr. Unsec. Floating Rate Notes (3 mo. USD LIBOR + 0.25%)(c)	2.96%	08/28/2020	12,000	12,004,652
Bank of Montreal (Canada);
Sr. Unsec. Medium-Term Floating Rate Notes (3 mo. USD LIBOR + 0.25%)(c)	3.02%	09/11/2019	3,000	3,002,203
Sr. Unsec. Medium-Term Floating Rate Notes (3 mo. USD LIBOR + 0.34%)(c)	3.14%	07/13/2020	5,714	5,722,261
Sr. Unsec. Medium-Term Floating Rate Notes (3 mo. USD LIBOR + 0.46%)(c)	3.26%	04/13/2021	5,000	5,013,495
Bank of New York Mellon Corp. (The);
Sr. Unsec. Medium-Term Notes	2.60%	08/17/2020	8,000	7,976,479
Sr. Unsec. Floating Rate Notes (3 mo. USD LIBOR + 0.30%)(c)	3.04%	12/04/2020	10,000	10,011,050
Bank of Nova Scotia (The) (Canada); Sr. Unsec. Floating Rate Global Notes (3 mo. USD LIBOR + 0.29%)(c)	3.09%	01/08/2021	5,000	4,998,756
Banque Federative du Credit Mutuel SA (France); Sr. Unsec. Floating Rate Notes (3 mo. USD LIBOR + 0.49%)(b)(c)	3.25%	07/20/2020	3,000	3,007,205
BNP Paribas S.A. (France); Sr. Unsec. Notes	2.38%	05/21/2020	4,450	4,427,538
BNZ International Funding Ltd. (New Zealand); Sr. Unsec. Gtd. Floating Rate Notes (3 mo. USD LIBOR + 0.70%)(b)(c)	3.35%	02/21/2020	1,000	1,003,579
Citibank N.A.;
Sr. Unsec. Notes	1.85%	09/18/2019	2,000	1,990,224
Sr. Unsec. Medium-Term Floating Rate Notes (3 mo. USD LIBOR + 0.34%)(c)	3.13%	03/20/2019	1,000	1,000,309
Citigroup, Inc.; Sr. Unsec. Floating Rate Notes (3 mo. USD LIBOR + 0.79%)(c)	3.57%	01/10/2020	3,820	3,837,412
Citizens Bank N.A.;
Sr. Unsec. Global Notes	3.25%	02/14/2022	2,548	2,550,076
Sr. Unsec. Gtd. Floating Rate Notes (3 mo. USD LIBOR + 0.57%)(c)	3.26%	05/26/2020	5,097	5,100,657
Commonwealth Bank of Australia (Australia);
Sr. Unsec. Medium-Term Global Notes	2.30%	03/12/2020	9,000	8,947,225
Sr. Unsec. Floating Rate Notes (3 mo. USD LIBOR + 0.40%)(b)(c)	3.20%	09/18/2020	3,000	3,008,762
Sr. Unsec. Floating Rate Notes (3 mo. USD LIBOR + 0.64%)(b)(c)	3.23%	11/07/2019	3,100	3,112,501
Sr. Unsec. Notes(b)	5.00%	10/15/2019	8,000	8,105,754

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks-(continued)

Cooperatieve Rabobank UA (Netherlands);
Sr. Unsec. Medium-Term Notes	2.25%	01/14/2020	$12,000	$11,946,883
Sr. Unsec. Floating Rate Bonds (3 mo. USD LIBOR + 0.43%)(c)	3.19%	04/26/2021	6,275	6,287,930
Sr. Unsec. Gtd. Floating Rate Global Notes	4.50%	01/11/2021	6,491	6,679,638
Credit Agricole S.A. (France); Sr. Unsec. Floating Rate Notes (3 mo. USD LIBOR + 0.80%)(b)(c)	3.59%	04/15/2019	3,000	3,003,173
DBS Group Holdings Ltd. (Singapore); Sr. Unsec. Floating Rate Notes (3 mo. USD LIBOR + 0.49%)(b)(c)	3.26%	06/08/2020	2,000	2,003,080
DNB Bank ASA (Norway); Sr. Unsec. Floating Rate Notes (3 mo. USD LIBOR + 0.37%)(b)(c)	3.17%	10/02/2020	3,000	3,003,398
Fifth Third Bank;
Sr. Unsec. Notes	1.63%	09/27/2019	4,610	4,579,440
Sr. Unsec. Notes	3.35%	07/26/2021	4,999	5,027,620
Goldman Sachs Bank USA; Sr. Unsec. Notes	3.20%	06/05/2020	5,907	5,932,601
HSBC Bank PLC (United Kingdom); Sr. Unsec. Unsub. Notes(b)	4.13%	08/12/2020	4,500	4,565,564
HSBC Holdings PLC (United Kingdom); Sr. Unsec. Floating Rate Global Notes (3 mo. USD LIBOR + 0.65%)(c)	3.43%	09/11/2021	7,143	7,143,322
ING Bank N.V. (Netherlands); Sr. Unsec. Notes(b)	1.65%	08/15/2019	10,000	9,953,443
JPMorgan Chase Bank N.A.; Sr. Unsec. Variable Rate Notes (3 mo. USD LIBOR + 0.35%)(c)	3.09%	04/26/2021	3,000	3,001,206
Lloyds Bank PLC (United Kingdom); Sr. Unsec. Gtd. Floating Rate Global Notes (3 mo. USD LIBOR + 0.49%)(c)	3.08%	05/07/2021	3,261	3,245,817
Mitsubishi UFJ Financial Group Inc. (Japan); Sr. Unsec. Floating Rate Global Notes (3 mo. USD LIBOR + 0.65%)(c)	3.41%	07/26/2021	4,000	4,001,986
National Australia Bank Ltd. (Australia);
Sr. Unsec. Floating Rate Notes (3 mo. USD LIBOR + 0.35%)(b)(c)	3.15%	01/12/2021	3,000	3,000,847
Sr. Unsec. Floating Rate Notes (3 mo. USD LIBOR + 0.51%)(b)(c)	3.19%	05/22/2020	1,500	1,507,345
Sr. Unsec. Floating Rate Notes (3 mo. USD LIBOR + 0.59%)(b)(c)	3.37%	01/10/2020	1,000	1,003,487
Sr. Unsec. Floating Rate Notes (3 mo. USD LIBOR + 0.71%)(b)(c)	3.45%	11/04/2021	10,000	10,050,643
Nordea Bank AB (Finland);
Sr. Unsec. Floating Rate Notes (3 mo. USD LIBOR + 0.47%)(b)(c)	3.18%	05/29/2020	1,500	1,505,332
(3 mo. USD LIBOR + 0.40%)(c)	3.22%	03/27/2020	5,000	5,015,915
Regions Bank; Sr. Unsec. Floating Rate Notes (3 mo. USD LIBOR + 0.50%)(c)	3.12%	08/13/2021	6,650	6,602,535
Skandinaviska Enskilda Banken AB (Sweden); Sr. Unsec. Floating Rate Notes (3 mo. USD LIBOR + 0.43%)(b)(c)	3.07%	05/17/2021	5,000	4,996,225
Sumitomo Mitsui Banking Corp. (Japan);
Sr. Unsec. Gtd. Notes	2.51%	01/17/2020	6,364	6,343,443
Sr. Unsec. Gtd. Floating Rate Notes (3 mo. USD LIBOR + 0.31%)(c)	3.09%	10/18/2019	6,000	6,009,720
Sr. Unsec. Gtd. Floating Rate Notes (3 mo. USD LIBOR + 0.35%)(c)	3.12%	01/17/2020	2,000	2,003,564
Sr. Unsec. Gtd. Floating Rate Notes (3 mo. USD LIBOR + 0.37%)(c)	3.15%	10/16/2020	3,333	3,334,245
Sumitomo Mitsui Trust Bank Ltd. (Japan);
Sr. Unsec. Floating Rate Notes (3 mo. USD LIBOR + 0.51%)(b)(c)	3.25%	03/06/2019	1,000	1,000,041
Sr. Unsec. Unsub. Floating Rate Notes (3 mo. USD LIBOR + 0.91%)(b)(c)	3.69%	10/18/2019	1,000	1,004,865
SunTrust Bank;
Sr. Unsec. Global Bonds	2.25%	01/31/2020	3,000	2,982,722
Sr. Unsec. Unsub. Floating Rate Global Notes (3 mo. USD LIBOR + 0.50%)(c)	3.26%	10/26/2021	5,517	5,519,269
Svenska Handelsbanken AB (Sweden);
Sr. Unsec. Gtd. Notes	1.95%	09/08/2020	12,425	12,235,085
Sr. Unsec. Gtd. Medium-Term Floating Rate Notes (3 mo. USD LIBOR + 1.15%)(c)	3.95%	03/30/2021	10,000	10,170,048
Toronto Dominion Bank (The) (Canada); Sr. Unsec. Global Bonds	3.15%	09/17/2020	2,973	2,985,610
Toronto-Dominion Bank (The) (Canada);
Sr. Unsec. Unsub. Floating Rate Global Notes (3 mo. USD LIBOR + 0.24%)(c)	3.01%	01/25/2021	3,000	3,000,001
Sr. Unsec. Medium-Term Floating Rate Notes (3 mo. USD LIBOR + 0.43%)(c)	3.20%	06/11/2021	10,000	10,030,073
United Overseas Bank Ltd. (Singapore); Sr. Unsec. Floating Rate Notes (3 mo. USD LIBOR + 0.48%)(b)(c)	3.25%	04/23/2021	4,700	4,706,746

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks-(continued)

US Bank N.A.;
Sr. Unsec. Floating Rate Notes (3 mo. USD LIBOR + 0.38%)(c)	3.01%	11/16/2021	$4,545	$4,551,291
Sr. Unsec. Global Notes	3.05%	07/24/2020	10,000	10,029,748
Sr. Unsec. Floating Rate Notes (3 mo. USD LIBOR + 0.31%)(c)	3.05%	02/04/2021	9,375	9,389,482
Sr. Unsec. Floating Rate Notes (3 mo. USD LIBOR + 0.32%)(c)	3.08%	04/26/2021	5,000	5,003,551
Westpac Banking Corp. (Australia);
Sr. Unsec. Unsub. Global Notes	2.60%	11/23/2020	3,000	2,983,845
Sr. Unsec. Unsub. Floating Rate Global Notes (3 mo. USD LIBOR + 0.28%)(c)	2.90%	05/15/2020	2,333	2,336,146
Sr. Unsec. Unsub. Notes	3.05%	05/15/2020	5,136	5,146,223
Sr. Unsec. Unsub. Floating Rate Global Notes (3 mo. USD LIBOR + 0.34%)(c)	3.11%	01/25/2021	6,000	5,998,397
Sr. Unsec. Unsub. Global Notes (3 mo. USD LIBOR + 0.43%)(c)	3.17%	03/06/2020	2,000	2,006,348
				369,964,794

Diversified Capital Markets-0.88%

UBS AG (Switzerland);
Sr. Unsec. Floating Rate Notes (3 mo. USD LIBOR + 0.32%)(b)(c)	3.03%	05/28/2019	3,000	3,001,524
Sr. Unsec. Floating Rate Notes (3 mo. USD LIBOR + 0.58%)(b)(c)	3.35%	06/08/2020	5,000	5,019,880
Sr. Unsec. Medium-Term Global Bonds	4.88%	08/04/2020	10,000	10,258,044
				18,279,448

Electric Utilities-0.23%

NextEra Energy Capital Holdings, Inc.; Series H, Sr. Unsec. Gtd. Deb.	3.34%	09/01/2020	4,800	4,824,479

Gas Utilities-0.24%

WGL Holdings, Inc.; Sr. Unsec. Floating Rate Global Notes (3 mo. USD LIBOR + 0.40%)(c)	3.11%	11/29/2019	5,000	4,978,797

Health Care Equipment-0.02%

Stryker Corp.; Sr. Unsec. Global Notes	2.00%	03/08/2019	476	475,964

Health Care Services-1.24%

Cigna Corp.; Sr. Sec. Notes(b)	3.20%	09/17/2020	10,000	10,013,394
CVS Health Corp.;
Sr. Unsec. Global Notes	3.13%	03/09/2020	10,000	10,019,293
Sr. Unsec. Floating Rate Global Notes (3 mo. USD LIBOR + 0.63%)(c)	3.40%	03/09/2020	5,572	5,584,856
				25,617,543

Industrial Machinery-0.40%

John Deere Capital Corp.;
Sr. Unsec. Floating Rate Global Notes (3 mo. USD LIBOR + 0.18%)(c)	2.98%	01/07/2020	3,333	3,336,939
Sr. Unsec. Medium-Term Floating Rate Notes (3 mo. USD LIBOR + 0.29%)(c)	3.11%	06/22/2020	5,000	5,014,256
				8,351,195

Insurance Brokers-0.57%

Marsh & McLennan Cos., Inc.;
Sr. Unsec. Global Notes	3.50%	12/29/2020	7,706	7,780,788
Sr. Unsec. Floating Rate Global Notes (3 mo. USD LIBOR + 1.20%)(c)	3.91%	12/29/2021	4,000	4,004,966
				11,785,754

Integrated Oil & Gas-0.52%

BP Capital Markets PLC (United Kingdom); Sr. Unsec. Gtd. Global Notes	2.52%	01/15/2020	10,000	9,975,334
Duke Energy Florida LLC; Sr. Unsec. Global Notes	2.10%	12/15/2019	814	811,239
				10,786,573

Integrated Telecommunication Services-0.76%

Verizon Communications, Inc.; Sr. Unsec. Unsub. Floating Rate Global Notes (3 mo. USD LIBOR + 0.55%)(c)	3.20%	05/22/2020	15,700	15,773,192

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Investment Banking & Brokerage-1.29%

Goldman Sachs Group, Inc. (The);
Sr. Unsec. Global Notes	2.55%	10/23/2019	$5,000	$4,989,242
Sr. Unsec. Global Floating Rate Notes (3 mo. USD LIBOR + 1.16%)(c)	3.93%	04/23/2020	5,000	5,041,593
Morgan Stanley;
Sr. Unsec. Global Bonds	2.38%	07/23/2019	5,000	4,991,816
Sr. Unsec. Medium-Term Floating Rate Notes (3 mo. USD LIBOR + 0.74%)(c)	3.51%	07/23/2019	5,000	5,012,265
Sr. Unsec. Notes	5.75%	01/25/2021	6,414	6,724,779
				26,759,695

Life & Health Insurance-2.95%

AIG Global Funding; Sr. Sec. Floating Rate Notes (3 mo. USD LIBOR + 0.46%)(b)(c)	3.28%	06/25/2021	2,000	2,000,360
Jackson National Life Global Funding;
Sr. Unsec. Floating Rate Notes (3 mo. USD LIBOR + 0.30%)(b)(c)	3.09%	10/15/2020	5,000	4,991,924
Sec. Notes(b)	3.30%	02/01/2022	10,000	10,049,564
Metropolitan Life Global Funding I;
Sec. Notes(b)	2.05%	06/12/2020	2,000	1,979,231
Sec. Notes(b)	2.50%	12/03/2020	5,000	4,957,610
Sec. Floating Rate Notes (SOFR + 0.57%)(b)(c)	2.97%	09/07/2020	3,601	3,600,433
Sr. Sec. Floating Rate Notes (3 mo. USD LIBOR + 0.23%)(b)(c)	3.03%	01/08/2021	10,000	9,988,386
New York Life Global Funding;
Sec. Floating Rate Notes (3 mo. USD LIBOR + 0.32%)(b)(c)	2.91%	08/06/2021	3,335	3,338,115
Sec. Floating Rate Notes (3 mo. USD LIBOR + 0.16%)(b)(c)	2.96%	10/01/2020	8,000	8,008,582
Sec. Floating Rate Notes (3 mo. USD LIBOR + 0.28%)(b)(c)	3.00%	01/28/2021	3,500	3,501,112
Sec. Floating Rate Notes (3 mo. USD LIBOR + 0.39%)(b)(c)	3.17%	10/24/2019	1,000	1,002,309
Principal Life Global Funding II; Sec. Gtd. Floating Rate Notes (3 mo. USD LIBOR + 0.30%)(b)(c)	3.12%	06/26/2020	7,500	7,502,939
				60,920,565

Motorcycle Manufacturers-0.05%

Harley-Davidson Financial Services, Inc.; Sr. Unsec. Gtd. Floating Rate Bonds (3 mo. USD LIBOR + 0.35%)(b)(c)	3.12%	03/08/2019	1,000	1,000,048

Movies & Entertainment-0.10%

Walt Disney Co. (The); Sr. Unsec. Medium-Term Floating Rate Notes (3 mo. USD LIBOR + 0.19%)(c)	2.94%	06/05/2020	2,000	2,001,865

Multi-Utilities-0.41%

Sempra Energy; Sr. Unsec. Unsub. Floating Rate Global Notes (3 mo. USD LIBOR + 0.25%)(c)	3.04%	07/15/2019	1,500	1,497,042
WEC Energy Group Inc.; Sr. Unsec. Unsub. Notes	3.38%	06/15/2021	7,000	7,033,260
				8,530,302

Oil & Gas Refining & Marketing-0.09%

Phillips 66; Sr. Unsec. Gtd. Global Floating Rate Notes (3 mo. USD LIBOR + 0.60%)(c)	3.25%	02/26/2021	1,811	1,810,026

Pharmaceuticals-0.49%

Bayer US Finance II LLC (Germany); Sr. Unsec. Gtd. Floating Rate Notes (3 mo. USD LIBOR + 0.63%)(b)(c)	3.45%	06/25/2021	6,798	6,750,786
GlaxoSmithKline Capital PLC (United Kingdom); Sr. Unsec. Gtd. Floating Rate Global Notes (3 mo. USD LIBOR + 0.35%)(c)	2.96%	05/14/2021	3,378	3,378,156
				10,128,942

Regional Banks-3.36%

BB&T Corp.; Sr. Unsec. Medium-Term Notes	2.63%	06/29/2020	11,417	11,370,909
Branch Banking & Trust Co.; Sr. Unsec. Floating Rate Notes (3 mo. USD LIBOR + 0.22%)(c)	2.96%	06/01/2020	5,000	4,996,532

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Regional Banks-(continued)

Citizens Bank N.A.; Sr. Unsec. Medium-Term Notes	2.45%	12/04/2019	$10,000	$9,967,035
Huntington National Bank (The); Sr. Unsec. Global Notes	3.13%	04/01/2022	2,682	2,683,947
KeyBank N.A.;
Sr. Unsec. Notes	2.25%	03/16/2020	4,478	4,450,983
Sr. Unsec. Floating Rate Notes (3 mo. USD LIBOR + 0.66%)(c)	3.40%	02/01/2022	11,539	11,559,649
Manufacturers & Traders Trust Co.;
Sr. Unsec. Notes	2.10%	02/06/2020	5,345	5,310,118
Sr. Unsec. Floating Rate Notes (3 mo. USD LIBOR + 0.27%)(c)	3.04%	01/25/2021	9,000	8,963,812
PNC Bank N.A.;
Sr. Unsec. Notes	1.95%	03/04/2019	1,000	1,000,000
Sr. Unsec. Notes	2.45%	11/05/2020	9,261	9,185,114
				69,488,099

Semiconductors-0.49%

QUALCOMM, Inc.; Sr. Unsec. Unsub. Global Notes (3 mo. USD LIBOR + 0.55%)(c)	3.19%	05/20/2020	10,000	10,033,547

Soft Drinks-0.71%

Coca-Cola Co. (The)(b)	0.00%	12/09/2019	15,000	14,678,370

Specialized Finance-0.31%

Aviation Capital Group LLC; Sr. Unsec. Floating Rate Notes (3 mo. USD LIBOR + 0.95%)(b)(c)	3.69%	06/01/2021	6,383	6,378,343

Technology Hardware, Storage & Peripherals-0.05%

Apple, Inc.; Sr. Unsec. Global Notes	1.80%	05/11/2020	1,132	1,121,505

Thrifts & Mortgage Finance-0.24%

Nationwide Building Society (United Kingdom); Sr. Unsec. Notes(b)	2.45%	07/27/2021	5,000	4,902,337
Total Bonds & Notes (Cost $767,406,266)				768,230,256

Asset-Backed Securities-9.05%

Aerospace & Defense-0.05%

Santander Retail Auto Lease Trust; Series 2017-A, Class A2B, Floating Rate Pass Through Ctfs. (1 mo. USD LIBOR + 0.27%)(b)(c)	2.78%	03/20/2020	1,112	1,112,010

Auto Loans/Leases-4.55%

ARI Fleet Lease Trust; Series 2017-A, Class A2, Pass Through Ctfs.(b)	1.91%	04/15/2026	2,711	2,697,634
Avis Budget Rental Car Funding AESOP LLC; Series 2014-1A, Class A, Pass Through Ctfs.(b)	2.46%	07/20/2020	7,838	7,831,791
Canadian Pacer Auto Receivables Trust (Canada); Series 2017-1A, Class A2A, Pass Through Ctfs.(b)	1.77%	12/19/2019	116	115,491
CarMax Auto Owner Trust; Series 2017-2, Class A3, Pass Through Ctfs.	1.93%	03/15/2022	8,956	8,899,383
Chesapeake Funding II LLC;
Series 2017-2A, Class A2, Floating Rate Pass Through Ctfs. (1 mo. USD LIBOR + 0.45%)(b)(c)	2.96%	05/15/2029	1,231	1,229,847
Series 2017-3A, Class A2, Pass Through Ctfs. (1 mo. USD LIBOR + 0.34%)(b)(c)	2.85%	08/15/2029	2,613	2,612,041
Series 2017-4A, Class A1, Pass Through Ctfs.(b)	2.12%	11/15/2029	1,890	1,869,446
Series 2018-3A, Class A1, Pass Through Ctfs.(b)	3.39%	01/15/2031	6,500	6,546,403
Enterprise Fleet Financing LLC;
Class 2017-1, Class A2, Pass Through Ctfs.(b)	2.13%	07/20/2022	1,049	1,044,258
Series 2017-2, Class A2, Pass Through Ctfs.(b)	1.97%	01/20/2023	745	740,730
Class 2015-2, Class A3, Pass Through Ctfs.(b)	2.09%	02/22/2021	861	860,446
Ford Credit Auto Owner Trust; Series 2016-A, Class A3, Pass Through Ctfs.	1.39%	07/15/2020	44	44,428
Ford Credit Floorplan Master Owner Trust; Series 2017-1, Class A2, Floating Rate Pass Through Ctfs. (1 mo. USD LIBOR + 0.42%)(c)	2.93%	05/15/2022	2,000	2,003,102
GM Financial Automobile Leasing Trust; Series 2018-3, Class A2A, Pass Through Ctfs.	2.89%	09/21/2020	3,500	3,503,902

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Auto Loans/Leases-(continued)

GM Financial Consumer Automobile Receivables Trust; Series 2018-3, Class A2A, Pass Through Ctfs.	2.74%	07/16/2021	$4,563	$4,563,835
Hertz Vehicle Financing II L.P.;
Series 2015-1A, Class A, Pass Through Ctfs.(b)	2.73%	03/25/2021	10,500	10,457,408
Series 2016-1A, Class A, Pass Through Ctfs.(b)	2.32%	03/25/2020	6,473	6,470,752
Mercedes-Benz Auto Lease Trust; Pass Through Ctfs.	3.01%	02/16/2021	7,250	7,267,081
Mercedes-Benz Master Owner Trust; Series 2018-AA, Class A, Floating Rate Pass Through Ctfs. (1 mo. USD LIBOR + 0.26%)(b)(c)	2.77%	05/16/2022	5,000	4,999,869
NextGear Floorplan Master Owner Trust;
Series 2017-2A, Class A1, Floating Rate Pass Through Ctfs. (1 mo. USD LIBOR + 0.68%)(b)(c)	3.19%	10/17/2022	1,900	1,904,449
Series 2017-1A, Class A1, Floating Rate Pass Through Ctfs. (1 mo. USD LIBOR + 0.85%)(b)(c)	3.36%	04/18/2022	5,000	5,025,913
Nissan Master Owner Trust Receivables; Series 2017-A, Class A, Floating Rate Pass Through Ctfs. (1 mo. USD LIBOR + 0.31%)(c)	2.82%	04/15/2021	2,000	2,000,292
Tesla Auto Lease Trust; Series 2018-A, Class A, Pass Through Ctfs.(b)	2.32%	12/20/2019	1,360	1,358,189
Volvo Financial Equipment Master Owner Trust; Series 2018-A, Class A, Floating Rate Pass Through Ctfs. (1 mo. USD LIBOR + 0.52%)(b)(c)	3.03%	07/17/2023	10,000	10,028,513
				94,075,203

Consumer Finance-0.58%

American Express Credit Account Master Trust; Series 2019-1, Class A, Pass Through Ctfs.	2.87%	10/15/2024	12,000	12,037,163

Credit Cards-2.90%

Capital One Multi-Asset Execution Trust; Series 2019-A1, Class A1, Pass Through Ctfs.	2.84%	12/16/2024	12,000	12,012,948
Evergreen Credit Card Trust (Canada);
Series 2018-2, Class A, Floating Rate Pass Through Ctfs. (1 mo. USD LIBOR + 0.35%)(b)(c)	2.86%	07/15/2022	8,500	8,507,166
Series 2019-1, Class A, Floating Rate Pass Through Ctfs. (1 mo. USD LIBOR + 0.48%)(b)(c)	3.06%	01/15/2023	8,000	8,018,459
First National Master Note Trust; Series 2017-1, Class A, Floating Rate Pass Through Ctfs. (1 mo. USD LIBOR + 0.40%)(c)	2.91%	04/18/2022	1,000	1,000,112
Golden Credit Card Trust (Canada);
Series 2016-5A, Class A, Pass Through Ctfs.(b)	1.60%	09/15/2021	8,000	7,961,240
Series 2019-1A, Class A, Floating Rate Pass Through Ctfs. (1 mo. USD LIBOR + 0.45%)(b)(c)	2.95%	12/15/2022	14,500	14,537,932
World Financial Network Credit Card Master Trust; Series 2016-C, Class A, Pass Through Ctfs.	1.72%	08/15/2023	8,000	7,945,759
				59,983,616

Equipment Leasing-0.73%

CNH Equipment Trust; Series 2018-B, Class A2, Pass Through Ctfs.	2.93%	12/15/2021	6,000	6,007,236
Dell Equipment Finance Trust;
Series 2017-2, Class A2A, Pass Through Ctfs.(b)	1.97%	02/24/2020	866	864,379
Series 2018-1, Class A2A, Pass Through Ctfs.(b)	2.97%	10/22/2020	2,439	2,442,781
MMAF Equipment Finance LLC; Series 2014-A, Class A4, Pass Through Ctfs.(b)	1.59%	02/08/2022	756	751,040
Verizon Owner Trust; Series 2017-1A, Class A, Pass Through Ctfs.(b)	2.06%	09/20/2021	5,000	4,981,321
				15,046,757

Specialized Finance-0.24%

Navient Student Loan Trust; Series 2019-A, Pass Through Ctfs.(b)	3.03%	01/15/2043	5,000	5,005,817
Total Asset-Backed Securities (Cost $186,846,159)				187,260,566

US. Treasury Bill-1.34%(a)

U.S. Treasury Bill	2.47%	08/15/2019	8,100	8,009,068

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Bill	2.59%	11/07/2019	$20,000	$19,660,453
Total US. Treasury Bill (Cost $27,653,832)				27,669,521

Certificate of Deposit-0.24%

Diversified Banks-0.24%

Bank of Nova Scotia (The) (Canada) (1 mo. USD LIBOR + 0.47%)(c) (Cost $5,000,542)	2.98%	04/03/2019	5,000	5,002,375
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-95.25% (Cost $1,969,131,662)				1,970,577,681

			Repurchase Amount
Repurchase Agreements-4.98%(e)

Citigroup Global Markets, Inc., joint open agreement dated 08/16/2018 (collateralized by domestic non-agency asset-backed securities, domestic and foreign corporate obligations and domestic non-agency mortgage-backed securities valued at $172,150,002; 0% - 8.36%; 08/16/2021 - 06/25/2046) (f)	3.22%	-	-	17,000,000
J.P. Morgan Securities LLC, open agreement dated 08/09/2018 (collateralized by a domestic non-agency asset-backed security valued at $4,400,001; 5.15%; 09/19/2034) (f)	3.13%	-	-	4,000,000
J.P. Morgan Securities LLC, open agreement dated 08/09/2018 (collateralized by a domestic non-agency mortgage-backed security and a domestic non-agency asset-backed security valued at $4,400,000; 5.15% - 5.41%; 09/19/2034 - 05/15/2047) (f)	3.23%	-	-	4,000,000
J.P. Morgan Securities LLC, open agreement dated 08/09/2018 (collateralized by a foreign non-agency asset-backed security valued at $4,400,001; 6.49%; 04/25/2027) (f)	3.18%	-	-	4,000,000
Nomura Securities International, Inc., joint term agreement dated 01/02/2019, aggregate maturing value of $53,000,000 (collateralized by domestic non-agency mortgage-backed securities valued at $58,300,001; 8.08%; 06/25/2047) (c)	3.17%	07/01/2019	25,000,000	25,000,000
RBC Capital Markets LLC, term agreement dated 02/22/2019, maturing value of $21,154,875 (collateralized by a domestic non-agency asset-backed security, domestic non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $23,015,810; 0% - 11.25%; 08/15/2019 - 01/01/2057)	2.95%	05/23/2019	21,154,875	21,000,000
Wells Fargo Securities, LLC, term agreement dated 01/29/2019, maturing value of $28,404,444 (collateralized by domestic non-agency asset-backed securities valued at $29,400,001; 2.27% - 8.20%; 07/25/2020 - 12/09/2024)	3.25%	07/08/2019	28,404,444	28,000,000
Total Repurchase Agreements (Cost $103,000,000)				103,000,000
TOTAL INVESTMENTS IN SECURITIES-100.23% (Cost $2,072,131,662)				2,073,577,681
OTHER ASSETS LESS LIABILITIES-(0.23)%				(4,853,583)
NET ASSETS-100.00%				$2,068,724,098

Investment Abbreviations:

Ctfs.	-Certificates
Deb.	-Debentures
Gtd.	-Guaranteed
LIBOR	-London Interbank Offered Rate
Sec.	-Secured
SOFR	-Secured Overnight Financing Rate
Sr.	-Senior
Unsec.	-Unsecured
Unsub.	-Unsubordinated
USD	-U.S. Dollar

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Conservative Income Fund

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2019 was $1,142,971,058, which represented 55.25% of the Fund’s Net Assets.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2019.
(d)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(e)	Principal amount equals value at period end. See Note 1H.
(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

Portfolio Composition

By security type, based on Total Investments

as of February 28, 2019

Commercial Paper	47.4%
Bonds & Notes	37.1
Asset-Backed Securities	9.0
Repurchase Agreements	5.0
US. Treasury Bill	1.3
Certificate of Deposit	0.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Conservative Income Fund

Statement of Assets and Liabilities

February 28, 2019

(Unaudited)

Assets:

Investments in securities, excluding repurchase agreements, at value (Cost $1,969,131,662)	$1,970,577,681
Repurchase agreements, at value and cost	103,000,000
Cash	13,180
Receivable for:
Fund shares sold	28,448,451
Interest	4,160,453
Fund expenses absorbed	68,601
Other assets	160,579
Total assets	2,106,428,945

Liabilities:

Payable for:
Investments purchased	16,658,682
Fund shares reacquired	20,554,528
Dividends	192,092
Accrued fees to affiliates	68,741
Accrued trustees’ and officers’ fees and benefits	5,863
Accrued operating expenses	224,941
Total liabilities	37,704,847
Net assets applicable to shares outstanding	$2,068,724,098

Net assets consist of:

Shares of beneficial interest	$2,067,359,206
Distributable earnings	1,364,892
$2,068,724,098

Net Assets:

Class A	$412,453,251
Institutional Class	$1,656,270,847

Shares outstanding, no par value, unlimited number of shares authorized:

Class A	41,187,971
Institutional Class	165,441,700
Class A
Net asset value and offering price per share	$10.01
Institutional Class
Net asset value and offering price per share	$10.01

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco Conservative Income Fund

Statement of Operations

For the six months ended February 28, 2019

(Unaudited)

Investment income:

Interest	$18,927,676

Expenses:

Advisory fees	1,590,064
Administrative services fees	128,086
Custodian fees	74,652
Distribution fees:
Class A	129,085
Transfer agent fees - Class A	72,374
Transfer agent fees - Institutional Class	47,345
Trustees’ and officers’ fees and benefits	16,204
Registration and filing fees	168,202
Reports to shareholders	14,084
Professional services fees	40,469
Other	6,957
Total expenses	2,287,522
Less: Fees waived and expenses reimbursed	(192,992)
Net expenses	2,094,530
Net investment income	16,833,146

Realized and unrealized gain from:

Net realized gain from investment securities	16,432
Change in net unrealized appreciation of investment securities	873,393
Net realized and unrealized gain	889,825
Net increase in net assets resulting from operations	$17,722,971

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco Conservative Income Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2019 and the year ended August 31, 2018

(Unaudited)

	February 28, 2019	August 31, 2018
Operations:

Net investment income	$16,833,146	$9,310,216
Net realized gain (loss)	16,432	(94,155)
Change in net unrealized appreciation	873,393	406,603
Net increase in net assets resulting from operations	17,722,971	9,622,664

Distributions to shareholders from distributable earnings:(1)

Class A	(3,217,675)	(616,703)
Institutional Class	(13,618,875)	(8,695,815)
Total distributions from distributable earnings	(16,836,550)	(9,312,518)

Share transactions-net:

Class A	255,635,490	156,529,890
Institutional Class	931,625,778	435,428,122
Net increase in net assets resulting from share transactions	1,187,261,268	591,958,012
Net increase in net assets	1,188,147,689	592,268,158

Net assets:

Beginning of period	880,576,409	288,308,251
End of period	$2,068,724,098	$880,576,409

(1)

The Securities and Exchange Commission eliminated the requirement to disclose distribution components separately, except for tax return of capital. For the year ended August 31, 2018, distributions to shareholders from distributable earnings consisted of distributions from net investment income.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Invesco Conservative Income Fund

Notes to Financial Statements

February 28, 2019

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Conservative Income Fund (the “Fund”) is a series portfolio of Invesco Management Trust (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to provide capital preservation and current income while maintaining liquidity.

The Fund currently consists of two different classes of shares: Class A and Institutional Class. On April 2, 2018, the Fund began offering Class A shares. Class A and Institutional Class shares are sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations - Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/ or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

19	Invesco Conservative Income Fund

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

G.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

H.

Repurchase Agreements - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

I.

Other Risks - The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.

20	Invesco Conservative Income Fund

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $1 billion	0.25%
Over $1 billion	0.22%

For the six months ended February 28, 2019, the effective advisory fees incurred by the Fund was 0.24%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least April 30, 2020, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A and Institutional Class shares to 0.40% and 0.30%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2020. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2020, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended February 28, 2019, the Adviser waived advisory fees of $73,273 and reimbursed class level expenses of $72,374 and $47,345 of Class A and Institutional Class shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2019, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as custodian and fund accountant and provides certain administrative services to the Fund.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund. For the six months ended February 28, 2019, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.10% of the Fund’s average daily net assets of Class A shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.10% of the average daily net assets of Class A shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. For the six months ended February 28, 2019, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2019, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those

21	Invesco Conservative Income Fund

securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund.

NOTE 5–Cash Balances

The Fund may borrow for leveraging in an amount up to 5%of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with BNY Mellon, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund’s total assets.

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforward with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had capital loss carryforward as of August 31, 2018 as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$27,717	$66,438	$94,155

*

Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2019 was $523,871,906and $58,062,370, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $0 and $41,960,781, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$1,849,200
Aggregate unrealized (depreciation) of investments	(403,181)
Net unrealized appreciation of investments	$1,446,019

Cost of investments is the same for tax purposes and financial reporting purposes.

NOTE 8–Share Information

	Summary of Share Activity
	Six months ended February 28, 2019(a)		Year ended August 31, 2018
	Shares	Amount	Shares	Amount
Sold:

Class A(b)	38,871,534	$388,458,632	18,007,282	$180,231,689
Institutional Class	143,605,813	1,434,415,663	81,049,942	811,205,639

Issued as reinvestment of dividends:

Class A(b)	229,666	2,298,150	48,791	488,647
Institutional Class	985,468	9,859,426	610,220	6,106,972

22	Invesco Conservative Income Fund

	Summary of Share Activity
	Six months ended February 28, 2019(a)		Year ended August 31, 2018
	Shares	Amount	Shares	Amount

Reacquired:

Class A(b)	(13,552,313)	(135,121,292)	(2,416,989)	(24,190,446)
Institutional Class	(51,438,951)	(512,649,311)	(38,156,926)	(381,884,489)
Net increase in share activity	118,701,217	$1,187,261,268	59,142,320	$591,958,012

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 82% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Commencement date of April 2, 2018.

NOTE 9–Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover(c)
Class A
Six months ended 02/28/19	$10.02	$0.12	$(0.01)	$0.11	$(0.12)	$ -	$(0.12)	$10.01	1.13%	$412,453	0.40%(d)	0.47%(d)	2.49%(d)	17%
Year ended 08/31/18(e)	10.00	0.08	0.03	0.11	(0.09)	-	(0.09)	10.02	1.09	156,651	0.40(f)	0.47(f)	1.84(f)	35
Institutional Class
Six months ended 02/28/19	10.01	0.13	0.00	0.13	(0.13)	-	(0.13)	10.01	1.28	1,656,271	0.30(d)	0.32(d)	2.59(d)	17
Year ended 08/31/18	10.02	0.19	(0.01)	0.18	(0.19)	-	(0.19)	10.01	1.77	723,926	0.30	0.36	1.94	35
Year ended 08/31/17	10.02	0.12	0.00	0.12	(0.12)	(0.00)	(0.12)	10.02	1.23	288,308	0.28	0.41	1.22	61
Year ended 08/31/16	9.99	0.09	0.02	0.11	(0.08)	-	(0.08)	10.02	1.08	104,692	0.28	0.59	0.87	84
Year ended 08/31/15	10.00	0.04	(0.01)	0.03	(0.04)	-	(0.04)	9.99	0.32	24,987	0.28	1.02	0.42	64
Year ended 08/31/14(g)	10.00	0.00	0.00	0.00	(0.00)	-	(0.00)	10.00	0.04	25,007	0.26(f)	1.93(f)	0.22(f)	4

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $260,308 and $1,060,821 for Class A and Institutional Class shares, respectively.
(e)	Commencement date of April 2, 2018.
(f)	Annualized.
(g)	Commencement date of July 1, 2014.

23	Invesco Conservative Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2018 through February 28, 2019.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (09/01/18)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)
		Ending Account Value (02/28/19)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/19)	Expenses Paid During Period[2]	Annualized Expense Ratio
A	$1,000.00	$1,011.30	$1.99	$1,022.81	$2.01	0.40%
Institutional	1,000.00	1,012.80	1.50	1,023.31	1.51	0.30

[1]

The actual ending account value is based on the actual total return of the Fund for the period September 1, 2018 through February 28, 2019, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

24	Invesco Conservative Income Fund

Explore High-Conviction Investing with Invesco

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Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses
∎ Quarterly statements
∎ Daily confirmations
∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q (or any successor Form). The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-Q (or any successor Form) filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-22957 and 333-195218	Invesco Distributors, Inc.	CINC-SAR-1

ITEM 2.	CODE OF ETHICS.

Not required for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

PricewaterhouseCoopers LLP informed the Trust that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the Loan Rule). The Loan Rule prohibits accounting firms, such as PricewaterhouseCoopers LLP, from being deemed independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Trust is required under various securities laws to have its financial statements audited by an independent accounting firm.

The Loan Rule specifically provides that an accounting firm would not be independent if it or certain affiliates and covered persons receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities (referred to as a “more than ten percent owner”). For purposes of the Loan Rule, audit clients include the Funds as well as all registered investment companies advised by the Adviser and its affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd. (collectively, the Invesco Fund Complex). PricewaterhouseCoopers LLP informed the Trust it and certain affiliates and covered persons have relationships with lenders who hold, as record owner, more than ten percent of the shares of certain funds within the Invesco Fund Complex, which may implicate the Loan Rule.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to the audit independence issue described above. In that letter, the SEC confirmed that it would not recommend enforcement action against a fund that relied on audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. In connection with prior independence determinations, PricewaterhouseCoopers LLP communicated, as contemplated by the no-action letter, that it believes that it remains objective and impartial and that a reasonable investor possessing all the facts would conclude that PricewaterhouseCoopers LLP is able to exhibit the requisite objectivity and impartiality to report on the Funds’ financial statements as the independent registered public accounting firm. PricewaterhouseCoopers LLP also represented that it has complied with PCAOB Rule 3526(b)(1) and (2), which are conditions to the Funds relying on the no action letter, and affirmed that it is an independent accountant within the meaning of PCAOB Rule 3520. Therefore, the Adviser, the Funds and PricewaterhouseCoopers LLP concluded that PricewaterhouseCoopers LLP could continue as the Funds’ independent registered public accounting firm. The Invesco Fund Complex relied upon the no-action letter in reaching this conclusion.

If in the future the independence of PricewaterhouseCoopers LLP is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Funds will need to take other action in order for the Funds’ filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Such additional actions could result in additional costs, impair the ability of the Funds to issue new shares or have other material adverse effects on the Funds. The SEC no-action relief was initially set to expire 18 months from issuance but has been extended by the SEC without an expiration date, except that the no-action letter will be withdrawn upon the effectiveness of any amendments to the Loan Rule designed to address the concerns expressed in the letter.

Additionally, PWC advised the Registrant’s Audit Committee that PwC had identified one matter for consideration under the SEC’s auditor independence rules. PwC stated that a PwC Director held a financial interest in an investment company within the Invesco Fund Complex that was inconsistent with the requirements of Rule 2-01(c)(1)(i)(A) of Regulation S-X. PwC advised the Audit Committee that it believes its objectivity and impartiality had not been adversely affected by this matter as they related to the audit of Registrant. In reaching this conclusion, PwC noted, among other things, the engagement team was not aware of the investment, the PwC Director was not in the chain of command of the audit or audit partners of Invesco, the services provided by the individual were not relied upon by the audit engagement team with respect to the audit of the Registrant and the investment was not material to the net worth of the individual or his immediate family members.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of April 15, 2019, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of April 15, 2019, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Invesco Management Trust

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	May 9, 2019

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	May 9, 2019

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	May 9, 2019

EXHIBIT INDEX

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

13(a) (3)	Not applicable.

13(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.